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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21321

                         Pioneer Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Municipal
                     High Income Trust
 NQ| July 31, 2014

Ticker Symbol:  MHI

Principal Amount USD ($)	S&P/Moody's Ratings		Value

		TAX EXEMPT OBLIGATIONS - 130.4% of Net Assets
		Alabama - 1.4%
4,500,000	NR/NR	Huntsville-Redstone Village Special Care Facilities Financing Authority Nursing Home Revenue, 5.5%, 1/1/43	$ 4,223,745

		Arizona - 0.0%†
24,000	NR/Baa3	Pima County Industrial Development Authority Education Revenue, 6.75%, 7/1/31	$ 24,062

		California - 10.5%
3,000,000(a)	NR/A1	Abag Finance Authority for Nonprofit Corp., Revenue, 5.75%, 7/1/37	$ 3,213,450
1,450,000	NR/NR	California Enterprise Development Authority Recovery Zone Facility Revenue, 8.5%, 4/1/31	1,607,151
1,000,000	BB/NR	California Municipal Finance Authority, 5.75%, 7/1/30	1,022,250
5,000,000	NR/Baa3	California Pollution Control Financing Authority, 5.0%, 7/1/37 (144A)	5,074,950
1,740,000	BB+/NR	California School Finance Authority, 7.375%, 10/1/43	1,916,662
1,400,000	NR/NR	California Statewide Communities Development Authority, 5.625%, 11/1/33	1,442,098
568,006(b)(c)	NR/NR	California Statewide Communities Development Authority Environmental Facilities Revenue, 9.0%, 12/1/38	6
15,000,000(d)	NR/NR	Inland Empire Tobacco Securitization Authority Revenue, 0.0%, 6/1/36	2,991,750
7,885,000(e)	AA/WR	Lehman Municipal Trust Receipts Revenue, RIB, 0.0%, 9/20/28 (144A)	10,419,397
2,000,000	B-/B3	Tobacco Securitization Authority of Northern California Revenue, 5.375%, 6/1/38	1,604,060
3,000,000	BB+/B2	Tobacco Securitization Authority of Southern California Revenue, 5.0%, 6/1/37	2,373,150
			$ 31,664,924
		Colorado - 1.5%
1,500,000	B+/NR	Colorado Educational & Cultural Facilities Authority, 8.0%, 9/1/43	$ 1,526,910
2,000,000	A-/NR	Colorado Health Facilities Authority Revenue, 5.25%, 5/15/42	2,040,860
1,000,000	NR/NR	Kremmling Memorial Hospital District Certificate of Participation, 7.125%, 12/1/45	833,190
			$ 4,400,960
		Connecticut - 6.1%
1,000,000	NR/NR	Hamden Connecticut Facility Revenue, 7.75%, 1/1/43	$ 1,043,740
10,335,000(e)	AAA/WR	Lehman Municipal Trust Receipts Revenue, 0.0%, 8/21/35	12,401,793
5,000,000	B/NR	Mohegan Tribe of Indians Gaming Authority, 6.25%, 1/1/31	5,003,550
			$ 18,449,083
		District of Colombia - 3.8%
5,000,000	BBB/Baa1	District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33	$ 5,531,350
6,000,000	BBB/Baa1	District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40	5,999,700
			$ 11,531,050
		Florida - 6.6%
1,500,000	NR/NR	Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/41	$ 1,720,545
1,500,000	NR/NR	Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/46	1,717,440
500,000	NR/B1	Capital Trust Agency Revenue Bonds, 7.75%, 1/1/41	515,670
5,000,000	AA-/Aa3	Florida's Turnpike Enterprise Revenue Bonds, 4.0%, 7/1/34	5,169,650
1,000,000(a)	NR/WR	Hillsborough County Industrial Development Authority Revenue, 8.0%, 8/15/32	1,326,920

	Principal Amount USD ($)	S&P/Moody's Ratings		Value

			Florida - (continued)
	2,260,000(b)	NR/NR	Liberty County Subordinate Revenue, 8.25%, 7/1/28	$ 678,407
	2,500,000	A/A2	Miami-Dade County Florida Aviation Revenue, 5.5%, 10/1/41	2,780,200
	2,250,000(e)	NR/NR	St. Johns County Industrial Development Authority Revenue, 1.344%, 1/1/49	897,480
	832,581	NR/NR	St. Johns County Industrial Development Authority Revenue, 2.5%, 1/1/49	8
	5,000,000	NR/Baa1	Tallahassee Health Facilities Revenue, 6.375%, 12/1/30	5,014,900
				$ 19,821,220
			Georgia - 5.2%
	4,240,000(e)	AA/WR	Atlanta Georgia Water and Wastewater Revenue, RIB, 0.0%, 11/1/43 (144A)	$ 4,349,943
	2,500,000	B+/B1	Clayton County Development Authority Revenue, 8.75%, 6/1/29	3,105,550
	3,445,000	B+/B1	Clayton County Development Authority Revenue, 9.0%, 6/1/35	3,612,289
	4,000,000	AA/Aa2	Private Colleges & Universities Authority Revenue, 5.0%, 10/1/43	4,470,160
				$ 15,537,942
			Idaho - 1.7%
	5,000,000	A-/Baa1	Power County Industrial Development Corp., Revenue, 6.45%, 8/1/32	$ 5,007,900

			Illinois - 15.2%
–	1,827,000(d)	NR/NR	Illinois Finance Authority Revenue, 0.0%, 11/15/52	$ 160,408
	2,087,000(e)	NR/NR	Illinois Finance Authority Revenue, 4.0%, 11/15/52	1,352,585
	3,865,000	BBB+/NR	Illinois Finance Authority Revenue, 6.0%, 8/15/38	4,140,497
	2,000,000	AA+/Aa2	Illinois Finance Authority Revenue, 6.0%, 8/15/39	2,308,960
	1,140,000	NR/NR	Illinois Finance Authority Revenue, 6.375%, 5/15/17	1,140,502
	2,500,000	NR/Baa3	Illinois Finance Authority Revenue, 6.5%, 4/1/39	2,671,025
	240,000	NR/NR	Illinois Finance Authority Revenue, 7.0%, 11/15/17	232,402
	500,000	NR/NR	Illinois Finance Authority Revenue, 7.0%, 5/15/18	500,155
	345,000	NR/NR	Illinois Finance Authority Revenue, 7.0%, 11/15/27	311,807
	1,700,000	NR/NR	Illinois Finance Authority Revenue, 7.625%, 5/15/25	1,753,669
	600,000	NR/NR	Illinois Finance Authority Revenue, 7.75%, 5/15/30	610,626
	2,000,000	NR/NR	Illinois Finance Authority Revenue, 8.0%, 5/15/40	2,022,600
	3,200,000	NR/NR	Illinois Finance Authority Revenue, 8.0%, 5/15/46	3,230,240
	2,000,000	NR/NR	Illinois Finance Authority Revenue, 8.125%, 2/15/40	2,063,000
	4,000,000	NR/NR	Illinois Finance Authority Revenue, 8.25%, 5/15/45	2,649,840
	2,500,000	NR/NR	Illinois Finance Authority Revenue, 8.25%, 2/15/46	2,585,875
	16,880,000(d)	AAA/A3	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 0.0%, 6/15/22	16,965,244
	1,325,000	NR/NR	Southwestern Illinois Development Authority Revenue, 5.625%, 11/1/26	1,061,749
				$ 45,761,184
			Indiana - 1.7%
	250,000	NR/NR	City of Carmel Indiana Nursing Home Revenue, 7.0%, 11/15/32	$ 266,613

Schedule of Investments | 7/31/14 (unaudited) (continued)

750,000	NR/NR	City of Carmel Indiana Nursing Home Revenue, 7.125%, 11/15/42	796,335

Principal Amount USD ($)	S&P/Moody's Ratings		Value

		Indiana - (continued)
500,000	NR/NR	City of Carmel Indiana Nursing Home Revenue, 7.125%, 11/15/47	$ 529,230
3,570,000	NR/NR	Vigo County Hospital Authority Revenue, 5.8%, 9/1/47 (144A)	3,520,091
			$ 5,112,269
		Kentucky - 1.9%
5,000,000	NR/Baa2	Kentucky Economic Development Finance Authority Revenue, 6.375%, 6/1/40	$ 5,598,250

		Louisiana - 3.1%
2,260,000	BB+/Ba1	Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41	$ 2,439,015
1,500,000	BBB/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 6.75%, 11/1/32	1,668,675
5,000,000	NR/Baa1	Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/47	5,230,700
			$ 9,338,390
		Maine - 1.9%
1,500,000	NR/Ba1	Maine Health & Higher Educational Facilities Authority Revenue, 7.5%, 7/1/32	$ 1,732,080
3,500,000	AA-/Aa3	Maine Turnpike Authority Revenue, 5.0%, 7/1/42	3,852,555
			$ 5,584,635
		Maryland - 0.5%
1,500,000	NR/NR	Maryland Health & Higher Educational Facilities Authority Revenue, 6.75%, 7/1/44	$ 1,579,365

		Massachusetts - 5.4%
7,100,000	A/WR	Massachusetts Development Finance Agency Revenue, 5.75%, 1/1/42	$ 8,580,918
2,095,000	NR/NR	Massachusetts Development Finance Agency Revenue, 7.1%, 7/1/32	2,095,629
635,000	AA/NR	Massachusetts Educational Financing Authority Revenue, 6.0%, 1/1/28	678,713
4,500,000(b)(c)	NR/NR	Massachusetts Health & Educational Facilities Authority Revenue, 6.5%, 1/15/38	11,880
5,000,000	B+/NR	Massachusetts Health & Educational Facilities Authority Revenue, 6.75%, 10/1/33	5,004,100
			$ 16,371,240
		Michigan - 3.3%
895,000	NR/NR	Doctor Charles Drew Academy Certificate of Participation, 5.7%, 11/1/36	$ 178,982
2,000,000	BB+/NR	Kent Hospital Finance Authority Revenue, 6.25%, 7/1/40	2,071,020
2,640,000	AA+/Aa1	Michigan State University Revenue, 5.0%, 8/15/41	2,931,588
6,100,000	B-/NR	Michigan Tobacco Settlement Finance Authority Revenue, 6.0%, 6/1/48	4,786,060
			$ 9,967,650
		Minnesota - 1.3%
3,500,000	NR/NR	Port Authority of the City of Bloomington, Minnesota Recovery Zone Facility Revenue, 9.0%, 12/1/35	$ 3,751,510

		Montana - 0.0%†
1,600,000(b)(c)	NR/NR	Two Rivers Authority Inc., Project Revenue, 7.375%, 11/1/27	$ 126,768

		New Jersey - 1.9%
3,000,000	B/B2	New Jersey Economic Development Authority Revenue, 5.25%, 9/15/29	$ 3,090,900
2,500,000	B/B2	New Jersey Economic Development Authority Revenue, 5.75%, 9/15/27	2,646,825
			$ 5,737,725
		New Mexico - 1.3%
1,500,000	NR/NR	Otero County New Mexico Project Revenue, 6.0%, 4/1/23	$ 1,332,870
2,960,000	NR/NR	Otero County New Mexico Project Revenue, 6.0%, 4/1/28	2,450,821
			$ 3,783,691

Principal Amount USD ($)	S&P/Moody's Ratings		Value

		New York - 8.0%
2,000,000	NR/NR	Chautauqua County Capital Resource Corp., Revenue, 8.0%, 11/15/30	$ 2,069,840
2,000,000	BBB+/NR	Hempstead Local Development Corp., Revenue, 5.75%, 7/1/39	2,146,440
2,000,000	BB/B1	New York City Industrial Development Agency Revenue, 5.25%, 12/1/32	1,992,620
2,000,000	BB/B1	New York City Industrial Development Agency Revenue, 7.625%, 12/1/32	2,010,400
7,040,000(e)	AAA/WR	New York State Dormitory Authority Revenue, 0.0%, 5/29/14 (144A)	9,026,758
1,000,000	NR/Ba1	New York State Dormitory Authority Revenue, 6.125%, 12/1/29	1,050,410
3,000,000	NR/NR	Suffolk County Industrial Development Agency Revenue, 7.25%, 1/1/30	3,001,320
2,577,540	BBB/A3	Westchester County Healthcare Corp., Revenue, 5.0%, 11/1/44	2,736,858
			$ 24,034,646
		North Carolina - 3.8%
4,795,000	NR/NR	Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28	$ 4,797,302
6,685,000	NR/NR	Charlotte Special Facilities Revenue, 5.6%, 7/1/27	6,687,072
			$ 11,484,374
		North Dakota - 0.9%
2,525,000	BBB+/NR	County of Burleigh ND, 5.0%, 7/1/38	$ 2,640,721

		Oregon - 1.9%
5,190,000	A+/A1	Oregon Health & Science University Revenue, 5.0%, 7/1/32	$ 5,761,990

		Pennsylvania - 6.9%
1,550,000	NR/Baa2	Allegheny County Hospital Development Authority Revenue, 5.125%, 5/1/25	$ 1,550,946
1,280,000(b)(c)	NR/WR	Langhorne Manor Borough Higher Education Authority Revenue, 7.35%, 7/1/22	380,646
5,000,000	B-/Caa2	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue, 6.0%, 6/1/31	5,007,150
1,000,000	BB-/NR	Philadelphia Authority for Industrial Development Revenue, 6.5%, 6/15/33 (144A)	1,016,450
3,000,000	BB-/NR	Philadelphia Authority for Industrial Development Revenue, 6.75%, 6/15/43 (144A)	3,051,900
4,000,000	NR/NR	Philadelphia Authority for Industrial Development Revenue, 8.2%, 12/1/43	4,217,880
5,900,000	BB+/Ba2	Philadelphia Hospitals & Higher Education Facilities Authority Revenue, 5.0%, 7/1/34	5,634,677
			$ 20,859,649
		Puerto Rico - 1.0%
3,255,000	BB/B2	Commonwealth of Puerto Rico, General Obligation, 8.0%, 7/1/35	$ 2,929,532

		Rhode Island - 1.7%
5,900,000(c)	NR/NR	Central Falls Rhode Island Detention Facility Corp., Revenue, 7.25%, 7/15/35	$ 3,519,881
1,500,000	NR/NR	Rhode Island Health & Educational Building Corp., Revenue, 8.375%, 1/1/46	1,707,825
			$ 5,227,706
		Tennessee - 1.6%
4,600,000	BBB+/NR	Sullivan County Health, Educational & Housing Facilities Board Revenue, 5.25%, 9/1/36	$ 4,795,086

		Texas - 19.1%
1,000,000	BB/NR	Arlington Higher Education Finance Corp., Revenue Bonds, 7.0%, 3/1/34	$ 1,030,860
2,500,000	BB+/Baa3	Central Texas Regional Mobility Authority Revenue, 6.75%, 1/1/41	2,875,675
4,000,000(a)	NR/NR	Decatur Hospital Authority Medical Revenue, 7.0%, 9/1/25	4,022,280

Principal Amount USD ($)	S&P/Moody's Ratings		Value

		Texas - (continued)
5,000,000	AAA/Aaa	Goose Creek Consolidated Independent School District, General Obligations, 4.0%, 2/15/26	$ 5,485,500
725,078(b)(c)	NR/NR	Gulf Coast Industrial Development Authority Revenue, 7.0%, 12/1/36	7
3,750,000	B/B2	Houston Airport System Special Facilities Revenue, 5.7%, 7/15/29	3,758,100
3,000,000(c)(f)	NR/NR	Jefferson County Industrial Development Corp., Revenue, 8.25%, 7/1/32	2,955,000
5,340,000	NR/NR	Lubbock Health Facilities Development Corp., Nursing Home Revenue, 6.625%, 7/1/36	5,478,253
10,000,000	BBB+/A3	North Texas Tollway Authority Transportation Revenue, 5.75%, 1/1/33	11,144,600
1,500,000	NR/NR	Red River Health Facilities Development Corp., Revenue, 8.0%, 11/15/41	1,744,020
4,000,000	NR/NR	Sanger Industrial Development Corp., Revenue, 8.0%, 7/1/38	4,303,200
7,040,000(e)	AAA/Aaa	State of Texas, General Obligation, 0.0%, 4/1/30	7,766,035
2,000,000	NR/NR	Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.0%, 11/15/34	2,307,320
1,000,000	NR/NR	Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.125%, 11/15/39	960,050
1,000,000	NR/NR	Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.25%, 11/15/44	966,430
2,500,000	NR/NR	Travis County Health Facilities Development Corp., Revenue, 7.125%, 1/1/46	2,674,525
			$ 57,471,855
		Virginia - 0.3%
1,000,000	BBB-/Ba2	Peninsula Ports Authority Revenue, 6.0%, 4/1/33	$ 1,001,540

		Washington - 7.3%
14,315,000(d)	AA+/Aa1	State of Washington, General Obligation, 0.0%, 6/1/22	$ 11,917,380
3,795,000	A/A3	Washington State Health Care Facilities Authority Revenue, 6.0%, 1/1/33	4,135,905
1,150,000	NR/NR	Washington State Housing Finance Commission Revenue, 6.75%, 10/1/47	1,200,439
5,000,000	NR/NR	Washington State Housing Finance Committee Nonprofit Revenue, 5.625%, 1/1/27	4,807,600
			$ 22,061,324
		West Virginia - 0.9%
2,000,000(c)	NR/NR	City of Philippi WV, 7.75%, 10/1/44	$ 1,985,820
740,000	NR/NR	West Virginia Hospital Finance Authority Hospital Revenue, 9.125%, 10/1/41	777,592
			$ 2,763,412
		Wisconsin - 2.7%
5,000,000	NR/NR	Wisconsin Public Finance Authority Continuing Care Retirement Community Revenue, 8.25%, 6/1/46	$ 5,777,400
690,000	NR/NR	Wisconsin State Public Finance Authority Revenue, 8.375%, 6/1/20	692,098
1,500,000	NR/NR	Wisconsin State Public Finance Authority Revenue, 8.625%, 6/1/47	1,778,100
			$ 8,247,598
		TOTAL TAX EXEMPT OBLIGATIONS
		(Cost $369,097,244)	$ 392,652,996

		MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.3% of Net Assets
10,000,000(c)(e)	NR/NR	Non-Profit Preferred Funding Trust I, 0.0%, 9/15/37 (144A)	$ 984,900

		TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
		(Cost $10,000,000)	$ 984,900

Value

TOTAL INVESTMENTS IN SECURITIES - 130.7%
(Cost - $379,097,244) (g)(h)	$ 393,637,896
OTHER ASSETS AND LIABILITIES -2.8%	$ 8,625,087
PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (33.5)%	$ (101,000,536)
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -100.0%	$ 301,262,447

† Amount rounds less than 0.1%
NR	Security not rated by S&P or Moody's.
WR	Rating withdrawn by either S&P or Moody's.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2014, the value of these securities amounted to $37,444,389, or 12.4% of total net assets applicable to common shareowners.

RIB	Residual Interest Bond. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at July 31, 2014.

(a)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(b)	Security is in default and is non income producing.
(c)
Indicates a security that has been deemed illiquid. As of July 31, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $25,537,443. As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $9,964,908 represented 3.3% of total net assets applicable to common shareowners.

(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	The interest rate is subject to change periodically. The interest is shown is the rate at July 31, 2014.
(f)	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

(g)	The concentration of investments by type of obligation/ market sector is as follows :

	Insured
	NATL-RE	4.3%
	FSA	3.8
	NATL-RE FGIC	3.0
	AMBAC GO OF INSTN	2.2
	PSF-GTD	1.4
	Revenue Bonds:
	Health Revenue	18.6
	Development Revenue	13.3
	Other Revenue	13.2
	Facilities Revenue	12.5
	Education Revenue	9.2
	Tobacco Revenue	5.9
	Transportation Revenue	5.1
	Airport Revenue	4.9
	Water Revenue	1.3
	Pollution Control Revenue	1.3
		100.0%

(h)	At July 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $379,379,317 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 38,350,936
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,092,357)

	Net unrealized appreciation	$ 14,258,579

For financial reporting purposes net unrealized appreciation on investments was $ 14,540,652 and cost of investment aggregated $ 379,097,244.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total

Tax Exempt Obligations

Texas	$–	$–	$2,955,000	$2,955,000
All Other Tax Exempt Obligations	–	389,697,996	–	389,697,996

Municipal Collateralized Debt Obligation	–	984,900	–	984,900
Total Investments in Securities	$–	$390,682,896	$2,955,000	$393,637,896

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Balance as of 4/30/14	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of 7/31/14

Tax Exempt Obligations	$2,955,000	$–	$(1,142)	$–	$–	$1,142	$–	$–	$2,955,000

Total	$2,955,000	$–	$(1,142)	$–	$–	$1,142	$–	$–	$2,955,000

* Transfers are calculated on the beginning of period values.
Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 7/31/14: $(1,142).
ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date September 29, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date September 29, 2014

* Print the name and title of each signing officer under his or her signature.